Equity Investments in Unconsolidated Subsidiaries - Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Mar. 28, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
NGHC's 50% ownership interest	$ 135,827	$ 133,193
VIE, Not primary beneficiary | LSC Entities
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	268,199	233,024
Total assets	278,293	270,758
Total liabilities	19,998	18,387
Members' equity	258,295	252,371
NGHC's 50% ownership interest	129,148	126,186	91,098		66,484
VIE, Not primary beneficiary | Tiger
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	151,691	153,684
Total assets	157,511	163,169
Total liabilities	16,429	16,797
Members' equity	141,082	146,372
NGHC's 50% ownership interest	70,541	73,186	62,432		58,273
VIE, Not primary beneficiary | AMT Alpha
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	14,709	14,366
Total assets	15,428	14,416
Total liabilities	1,350	1,342
Members' equity	14,078	13,074
NGHC's 50% ownership interest	7,039	6,537	6,255		8,211
VIE, Not primary beneficiary | AMTCH
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	62,262	64,974
Total assets	63,507	66,168
Total liabilities	327	236
Members' equity	63,180	65,932
NGHC's 50% ownership interest	31,590	32,966	22,411	22,411	0
VIE, Not primary beneficiary | AMTCH II
Schedule of Equity Method Investments [Line Items]
Investments in life settlement contracts at fair value	39,537	0
Total assets	41,847	27,005
Total liabilities	1,892	12
Members' equity	39,955	26,993
NGHC's 50% ownership interest	19,978	13,497
VIE, Not primary beneficiary | East Ninth & Superior
Schedule of Equity Method Investments [Line Items]
Total assets	46,694	47,388
Total liabilities	33,474	33,642
Members' equity	13,220	13,746
NGHC's 50% ownership interest	6,610	6,872	6,714		6,737
VIE, Not primary beneficiary | 800 Superior, LLC
Schedule of Equity Method Investments [Line Items]
Total assets	25,775	26,528
Total liabilities	20,631	20,801
Members' equity	5,144	5,727
NGHC's 50% ownership interest	2,572	2,863	2,627		2,671
VIE, Not primary beneficiary | East Ninth & Superior, LLC
Schedule of Equity Method Investments [Line Items]
Total assets	20,919	20,860
Total liabilities	12,843	12,841
Members' equity	8,076	8,019
NGHC's 50% ownership interest	$ 4,038	$ 4,009	$ 4,087		$ 4,066